Contracted concessional assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 8,606,943	$ 9,084,270
Contracted concessional financial assets	855,752	936,004
Impairment loss on contracted concessional financial assets	0	0
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,413,330	10,633,769
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (1,806,387)	$ (1,549,499)